Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017
Cost	$ 925,451	$ 879,097
Accumulated Depreciation	31,460	30,446
Construction in Process	892,639	846,285	$ 922,639	$ 919,138
Net Book Value	1,352	2,366	$ 842	$ 1,522
Computer & Office Equipment
Cost	13,751	13,751
Accumulated Depreciation	12,399	11,385
Construction in Process	0	0
Net Book Value	$ 1,352	$ 2,366
Estimated Useful Life	3 years	3 years
Software
Cost	$ 19,061	$ 19,061
Accumulated Depreciation	19,061	19,061
Construction in Process	0	0
Net Book Value	$ 0	$ 0
Estimated Useful Life	5 years	5 years
Construction in Process
Cost	$ 892,639	$ 846,285
Accumulated Depreciation	0	0
Construction in Process	892,639	846,285
Net Book Value	$ 0	$ 0